BUSINESS COMBINATION - Schedule of Reverse Recapitalization (FY) (Details)	Dec. 01, 2023 shares	Mar. 31, 2024 shares	Dec. 31, 2023 shares	Dec. 31, 2022 shares
Business Acquisition, Equity Interests Issued or Issuable [Line Items]
Issuance of common stock to employees (in shares)	9,441
Class A Common Stock outstanding (in shares)		29,251,629	28,043,449	11,268,877
Exchange ratio	1.01508
Common Stock
Business Acquisition, Equity Interests Issued or Issuable [Line Items]
Stock converted, Legacy Volato shareholders (in shares)	7,434,936
Series Seed Convertible Preferred Stock
Business Acquisition, Equity Interests Issued or Issuable [Line Items]
Stock converted, Legacy Volato shareholders (in shares)	11,948,103
PACI Public Shareholders | Proof Acquisition Corp I
Business Acquisition, Equity Interests Issued or Issuable [Line Items]
Stock issued during period (in shares)	1,767,390
PACI Sponsors | Proof Acquisition Corp I
Business Acquisition, Equity Interests Issued or Issuable [Line Items]
Stock issued during period (in shares)	6,883,579